Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$883,822.00

Principal:
Principal Collections	$11,806,804.30
Prepayments in Full	$5,222,413.12
Liquidation Proceeds	$147,522.77
Recoveries	$90,341.12
Sub Total	$17,267,081.31
Collections	$18,150,903.31

Purchase Amounts:
Purchase Amounts Related to Principal	$230,519.37
Purchase Amounts Related to Interest	$1,188.83
Sub Total	$231,708.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,382,611.51

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,382,611.51
Servicing Fee	$224,595.06	$224,595.06	$0.00	$0.00	$18,158,016.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,158,016.45
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,158,016.45
Interest - Class A-3 Notes	$26,537.41	$26,537.41	$0.00	$0.00	$18,131,479.04
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$18,029,544.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,029,544.04
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$17,972,936.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,972,936.21
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$17,930,781.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,930,781.88
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$17,873,922.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,873,922.55
Regular Principal Payment	$16,893,638.48	$16,893,638.48	$0.00	$0.00	$980,284.07
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$980,284.07
Residual Released to Depositor	$0.00	$980,284.07	$0.00	$0.00	$0.00
Total		$18,382,611.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,893,638.48
Total					$16,893,638.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,893,638.48	$35.82	$26,537.41	$0.06	$16,920,175.89	$35.88
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$16,893,638.48	$11.26	$284,093.90	$0.19	$17,177,732.38	$11.45

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$47,529,692.01	0.1007839	$30,636,053.53	0.0649619
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$260,659,692.01	0.1738044	$243,766,053.53	0.1625400

Pool Information
Weighted Average APR	4.019%	4.022%
Weighted Average Remaining Term	26.24	25.43
Number of Receivables Outstanding	25,325	24,481
Pool Balance	$269,514,069.65	$251,917,889.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$260,659,692.01	$243,766,053.53
Pool Factor	0.1764992	0.1649758

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$8,151,835.80
Targeted Overcollateralization Amount	$8,151,835.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,151,835.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$188,920.76
(Recoveries)		117	$90,341.12
Net Loss for Current Collection Period			$98,579.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4389%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2133%
Second Preceding Collection Period			0.2023%
Preceding Collection Period			0.7746%
Current Collection Period			0.4537%
Four Month Average (Current and Preceding Three Collection Periods)			0.4110%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,560	$9,650,311.73
(Cumulative Recoveries)			$1,573,499.58
Cumulative Net Loss for All Collection Periods			$8,076,812.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5289%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,116.30
Average Net Loss for Receivables that have experienced a Realized Loss			$1,771.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.80%	499	$7,053,542.32
61-90 Days Delinquent	0.34%	60	$854,646.97
91-120 Days Delinquent	0.06%	9	$161,030.47
Over 120 Days Delinquent	0.32%	43	$817,501.14
Total Delinquent Receivables	3.53%	611	$8,886,720.90

Repossession Inventory:
Repossessed in the Current Collection Period		13	$190,564.34
Total Repossessed Inventory		22	$413,016.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3681%
Preceding Collection Period			0.4028%
Current Collection Period			0.4575%
Three Month Average			0.4094%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer